Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Letters of Credit

As of December 31, 2019 and 2018, the Company had $222,500 and $5,147,960 outstanding in trade letters of credit, respectively.

Litigation

The Company's subsidiary Fuling USA is a defendant-counterclaimant in pending litigation in the District Court for the District of Connecticut in the U.S. The plaintiff asserted causes of action for breach of contract, trademark infringement and related unfair competition claims under the Lanham Act, trade secret misappropriation, interference with a business opportunity, breach of fiduciary duty, and violation of the Connecticut Unfair Trade Practices Act. Fuling USA filed an answer and counterclaims seeking declaratory judgment of non-infringement of the trademark, cancellation of the trademark registration, breach of contract, and unjust enrichment. Prior to trial, the parties to the litigation reached a settlement. A stipulation of dismissal of all claims with prejudice was filed with the Court. The case is closed in January, 2020.